PROVISION FOR PENSION AND POST-RETIREMENT BENEFITS (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Aug. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Defined benefit plans		$ 57	$ 64	$ 71
Changes in reimbursement rights
Balance at the beginning of the year		35	12
Premiums paid		20	21
Benefits paid		(6)	(6)
Interest income		4	2
Actuarial (loss) gain		(2)	7
Translation		(2)	(1)
Balance at end of year		49	35	12
2025
Changes in reimbursement rights
Estimated future benefit payments		6
2026
Changes in reimbursement rights
Estimated future benefit payments		6
2027
Changes in reimbursement rights
Estimated future benefit payments		6
2028
Changes in reimbursement rights
Estimated future benefit payments		6
2029
Changes in reimbursement rights
Estimated future benefit payments		6
Thereafter
Changes in reimbursement rights
Estimated future benefit payments		22
Post-retirement medical scheme for AngloGold Ashanti's South African employees
Disclosure of defined benefit plans [line items]
Defined benefit plans		52	59	66
Benefit obligation
Balance at beginning of year		59	66	71
Interest cost		6	6	6
Benefits paid		(6)	(6)	(7)
Actuarial gain		(6)	(2)	(1)
Translation		(1)	(5)	(3)
Balance at end of year		$ 52	$ 59	$ 66
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Contribution %	100.00%
Post-retirement medical scheme for AngloGold Ashanti's South African employees | Present value of defined benefit obligation [member]
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Discount rate (in percent)		9.92%	10.77%	10.88%
Expected increase in health care costs (in percent)		6.86%	7.37%	7.49%
Post-retirement medical scheme for AngloGold Ashanti's South African employees | Plan assets [member]
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Expected increase in health care costs (in percent)		6.86%
Changes in reimbursement rights
Healthcare cost inflation		5.61%
Post-retirement medical scheme for AngloGold Ashanti's South African employees | Not later than two years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Estimate of contributions expected to be paid to plan for next annual reporting period	$ 20
Post-retirement medical scheme for AngloGold Ashanti's South African employees | Health care cost trend rates
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Percentage of reasonably possible increase in actuarial assumption (in percent)		1.00%
Increase in defined benefit obligation due to reasonably possible increase in actuarial assumption		$ 3	$ 4	$ 4
Percentage of reasonably possible decrease in actuarial assumption (in percent)		1.00%
Decrease in defined benefit obligation due to reasonably possible decrease in actuarial assumption		$ (3)	(3)	(4)
Other defined benefit plans
Disclosure of defined benefit plans [line items]
Defined benefit plans		$ 5	$ 5	$ 5